Consolidated Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Statement of Financial Position [Abstract]
Net of unamortized discounts	$ 20,979	$ 0
Ordinary Shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary Shares, shares authorized (in Shares)	500,000,000	500,000,000
Ordinary Shares, shares issued (in Shares)	130,135,432	126,276,372
Ordinary Shares, shares outstanding (in Shares)	128,008,703	121,947,978